UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________

____________________________
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Bridgecrest Lending Auto Securitization Trust 2025-4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:	0001974820
Central Index Key Number of issuing entity (if applicable):	0002086742
Central Index Key Number of underwriter (if applicable):	Not applicable

Clay Scheitzach, Esq. – General Counsel, Bridgecrest Acceptance Corporation, (888) 418-1212
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is the Independent Accountants’ Agreed-Upon Procedures Report, dated October 2, 2025, with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: October 3, 2025

BRIDGECREST AUTO FUNDING LLC
(Depositor)

By:	/s/ Daniel Gaudreau
Name:	Daniel Gaudreau
Title:	President

EXHIBIT INDEX

Exhibit 99.1	Independent Accountants’ Agreed-Upon Procedures Report, dated October 2, 2025.